UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06251

               ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST, INC. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
Australia - 3.9%
Debt Obligation - 3.9%
European Investment Bank
     5.30%, 4/26/05(a)
     (cost $5,494,988)                     AUD         10,000     $    7,752,927
                                                                  --------------
Belgium - 3.7%
Government Obligation - 3.7%
Kingdom of Belgium
     3.75%, 3/28/09(a)
     (cost $6,533,614)                     EUR          5,340          7,222,049
                                                                  --------------
Canada - 8.3%
Debt Obligations - 7.2%
Citigroup Finance Canada, Inc.
     4.30%, 4/25/06(a)                     CAD         10,000          8,218,946
     4.78%, 6/20/05(a)                                  2,000          1,629,133
GE Capital Canada Funding
     5.30%, 7/24/07(a)                                  5,000          4,234,579
                                                                  --------------
                                                                      14,082,658
                                                                  --------------
Government Obligation - 1.1%
Government of Canada
     4.25%, 9/01/09(a)                                  2,650          2,202,214
                                                                  --------------
Total Canadian Securities
     (cost $14,029,577)                                               16,284,872
                                                                  --------------
Denmark - 2.0%
Government Obligation - 2.0%
Kingdom of Denmark
     7.00%, 11/15/07(a)
     (cost $3,388,520)                     DKK         20,000          3,916,962
                                                                  --------------
France - 2.5%
Debt Obligation - 2.5%
Dexia Credit Local
     4.75%, 4/25/09(a)
     (cost $4,901,214)                     EUR          3,500          4,874,463
                                                                  --------------
Germany - 5.2%
Debt Obligation - 2.4%
Kredit Fuer Wiederaufbau
     4.50%, 8/03/06(a)                                  3,500          4,708,793
Government Obligation - 2.8%
Bundesobligation
     3.50%, 10/09/09(a)                                 4,100          5,488,391
                                                                  --------------
Total German Securities
     (cost $9,051,440)                                                10,197,184
                                                                  --------------

                                                    Principal
                                                       Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
Ireland - 3.7%
Government Obligation - 3.7%
Republic of Ireland
     4.25%, 10/18/07(a)
     (cost $6,574,624)                     EUR          5,325     $    7,257,263
                                                                  --------------
Italy - 3.6%
Government Obligation - 3.6%
Republic of Italy
     6.75%, 7/01/07(a)
     (cost $6,316,994)                                  5,000          7,155,197
                                                                  --------------
Japan - 2.7%
Government Obligations - 2.7%
Government of Japan
     0.30%, 3/20/08(a)                     JPY        200,000          1,934,753
     0.60%, 12/20/09(a)                               357,500          3,465,804
                                                                  --------------
Total Japanese Securities
     (cost $5,270,082)                                                 5,400,557
                                                                  --------------
Netherlands - 4.4%
Government Obligation - 4.4%
Government of Netherlands
     5.25%, 7/15/08(a)
     (cost $7,275,653)                     EUR          6,150          8,694,226
                                                                  --------------
Norway - 5.3%
Government Obligation - 5.3%
Norwegian Government
     5.50%, 5/15/09(a)
     (cost $9,224,894)                     NOK         60,000         10,365,447
                                                                  --------------
Sweden - 9.8%
Government Obligation  - 9.8%
Government of Sweden
     6.50%, 5/05/08(a)
     (cost $16,421,485)                    SEK        120,000         19,184,937
                                                                  --------------
United Kingdom - 6.3%
Debt Obligations - 6.3%
Halifax Plc.
     4.75%, 3/24/09(a)                     EUR          2,000          2,769,831
HBOS Treasury Services plc
     4.88%, 12/21/07(a)                    GBP          2,500          4,699,718
UBS London
     8.00%, 1/08/07(a)                                  2,500          4,970,618
                                                                  --------------
Total United Kingdom Securities
     (cost $12,235,278)                                               12,440,167
                                                                  --------------

                                                    Principal
                                                       Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
United States - 33.8%
Debt Obligations - 7.3%
Citibank, NA
     14.50%, 6/16/05(a)                    PLN          7,000     $    2,308,731
Citigroup, Inc.
     4.25%, 7/29/09(a)                     US$          5,000          5,039,210
JPMorgan Chase & Co.
     3.80%, 10/02/09(a)                                 5,000          4,917,910
Suntrust Bank
     2.53%, 6/02/09(a)                                  2,000          1,999,712
                                                                  --------------
                                                                      14,265,563
                                                                  --------------
U.S. Government and Government
Sponsored Agency Obligations - 26.5%
Federal Home Loan Bank
     2.75%, 12/15/06(a)                                 3,000          2,968,272
     2.75%, 3/14/08(a)                                  3,500          3,406,746
     3.00%, 4/15/09(a)                                  4,000          3,869,540
     3.75%, 8/18/09(a)                                  4,500          4,470,561
Federal Home Loan Mortgage Corp.
     3.50%, 2/15/08(a)                     EUR          9,500         12,651,882
Federal National Mortgage Association
     1.75%, 3/26/08(a)                     JPY      1,110,000         11,213,246
     3.25%, 2/15/09(a)                     US$          5,000          4,883,705
U.S. Treasury Notes
     3.13%, 10/15/08(a)                                 2,500          2,464,550
     3.50%, 11/15/09(a)                                 6,300          6,251,767
                                                                  --------------
                                                                      52,180,269
                                                                  --------------
Total United States Securities
     (cost $63,121,939)                                               66,445,832
                                                                  --------------
SHORT-TERM INVESTMENT- 1.5%
Repurchase Agreement
Deutsche Bank Securities LLC
   2.45%, 1/31/05, due 2/1/05
   in the amount of $3,000,204
   (collateralized by $3,030,000 FHLMC,
   4.25%, due 5/4/09, value $3,034,212)
   (cost $3,000,000)                                                   3,000,000
                                                                  --------------
Total Investments - 96.7%
     (cost $172,840,302)                                             190,192,083
Other assets less liabilities -  3.3%                                  6,481,777
                                                                  --------------
Net Assets - 100%                                                 $  196,673,860
                                                                  ==============

FORWARD EXCHANGE CURRENCY CONTRACTS

                                               U.S. $               U.S. $
                             Contract         Value on             Value at         Unrealized
                              Amount         Origination         January 31,      Appreciation/
                               (000)            Date                 2005         (Depreciation)
------------------------------------------------------------------------------------------------
Buy Contracts
Canadian Dollar,
    settling 02/09/05           5,480        $ 4,465,385        $ 4,427,113        $   (38,272)
Euro Dollar,
    settling 02/25/05           6,721          8,841,363          8,775,840            (65,523)
Japanese Yen
    settling 03/04/05         810,113          7,827,233          7,840,129             12,896
New Zealand Dollar,
    settling 03/07/05           4,949          3,496,729          3,506,957             10,228
Sale Contracts
Australian Dollar,
    settling 02/14/05           7,498          5,683,663          5,811,449           (127,786)
British Pound,
    settling 03/18/05           3,836          7,140,142          7,207,557            (67,415)
Canadian Dollar,
    settling 02/09/05          23,446         19,347,992         18,942,378            405,614
Danish Krona,
    settling 02/17/05          22,166          3,966,670          3,889,062             77,608
Euro Dollar,
    settling 02/25/05          52,910         70,715,889         69,090,046          1,625,843
Japanese Yen,
    settling 03/04/05       2,133,861         20,650,388         20,651,132               (744)
New Zealand Dollar,
    settling 03/07/05           4,949          3,506,399          3,506,957               (558)
Norwegian Kroner,
    settling 02/28/05          65,139         10,613,618         10,255,821            357,797
Swedish Krona,
    settling 02/16/05         124,255         18,528,033         17,808,461            719,572

(a) Positions, or a portion thereof, with an aggregate market value of $187,142,083 have been segregated to collateralize forward exchange currency contracts.

      Glossary:

      FHLMC - Federal Home Loan Mortgage Corporation

      Currency Abbreviations:

      AUD - Australian Dollar
      CAD - Canadian Dollar
      DKK - Danish Krona
      EUR - Euro Dollar
      GBP - British Pound
      JPY - Japanese Yen
      NOK - Norwegian Kroner
      PLN - Polish Zloty
      SEK - Swedish Krona
      US$ - United States Dollar

ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST
SECTOR BREAKDOWN
January 31, 2005 (unaudited)

Sovereign Debt                         40.4%
Corporate Debt                         30.6%
U.S. Government and
Government Sponsored
Agency Obligations                     27.4%
Short-Term                              1.6%
                                     -------
    Total Investments                 100.0%
                                     =======

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Market Strategy Trust, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005